Net Loss Per Share (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Reconciliation for EPS Calculations	Presented in the table below is a reconciliation of the numerator and denominator for the EPS calculations for the three and six months ended June 30, 2025 (Successor):

	Three months ended June 30, 2025	Six months ended June 30, 2025
Numerator:
Net loss attributable to Innventure, Inc., shareholders	$(84,227)	$(227,224)
Less: Cumulative earnings to participating securities	37	42
Undistributed loss for participating securities	(84,264)	(227,266)
Less: Undistributed loss attributable to participating securities	—	—
Net loss attributable to common shareholders, basic and diluted	$(84,264)	$(227,266)

Denominator:
Weighted average number of units outstanding, basic and diluted	52,546,491	49,417,092
Net loss per share attributable to common shareholders, basic and diluted	$(1.60)	$(4.60)

Presented in the table below is a reconciliation of the numerator and denominator for the EPS calculations for the Successor period from October 2, 2024 through December 31, 2024:

Successor
October 2, 2024 through December 31, 2024
Numerator:
Net loss attributable to Innventure, Inc. shareholders	$(61,754)
Less: Cumulative earnings to participating securities	217
Undistributed loss for participating securities	(61,971)
Less: Undistributed loss attributable to participating securities	—
Net Loss attributable to common shareholders, basic and diluted	$(61,971)

Successor
October 2, 2024 through December 31, 2024
Denominator:
Weighted average number of units outstanding, basic and diluted	43,951
Net loss per share attributable to common shareholders, basic and diluted	$(1.41)

Schedule of Antidilutive Securities
The following table presents the potential Common Stock outstanding that was excluded from the computation of diluted net loss per share of Common Stock for the periods presented because including them would have been antidilutive:

	Three months ended June 30, 2025	Six months ended June 30, 2025
Public warrants	11,240,688	11,240,688
Private placement warrants	7,146,000	7,146,000
2024 WTI Warrants	1,000,000	1,000,000
Convertible Debentures	2,817,200	2,817,200
2025 WTI Warrants	495,074	495,074
Series B Preferred Stock	41,762	26,516
Series C Preferred Stock	189,000	194,062
Share options	1,596,702	1,596,702
RSUs	2,148,001	2,148,001
SARs	320,000	320,000

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been antidilutive:

Successor
December 31, 2024
Public warrants	11,500,000
Private placement warrants	7,146,000
WTI warrants	1,000,000
Series B preferred shares	1,011,869
Share options	975,409
RSUs	2,036,476
SARs	320,000